Long-Term Debt and Bonds, Secured Term Loans (Details) - Secured Term Loans [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) Intallment Vessel
Long-Term Debt and Bonds [Abstract]
Frequency of loan repayments	quarterly
Number of balloon installment payments | Intallment	1
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, maturity date range, start	Aug. 31, 2028
Debt Instrument, maturity date range, end	Jul. 31, 2030
Number of tanker vessels used as collateral | Vessel	4
Net book value of tanker vessels used as collateral | $	$ 109,558
Minimum [Member]
Long-Term Debt and Bonds [Abstract]
Margin on variable rate	0.50%
Arrangement fee percentage	0.50%
Maximum [Member]
Long-Term Debt and Bonds [Abstract]
Margin on variable rate	2.50%
Arrangement fee percentage	0.70%